Property and Equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment
Property and Equipment

Note 6 — Property and Equipment

Cost, accumulated depreciation, and the related estimated useful lives of property and equipment as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Machinery and equipment	$1,755	$939
Vehicles	1,754	825
Leasehold improvements	1,024	650
Computer equipment	298	167
Software	798	116
Furniture and fixtures	331	126
Capital projects in progress	957	1,081
Total cost	6,917	3,904
Accumulated depreciation and amortization	(2,026)	(1,289)
Total property and equipment, net	$4,891	$2,615

Depreciation and amortization expense for the years ended December 31, 2021 and 2020 totaled $874 and $362, respectively, of which $182 and $108, respectively, are included in “Cost of revenues” and $692 and $254, respectively, are included in “Selling, general, and administrative” expenses.